Class K [Member] N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BlackRock Municipal Series Trust
Entity Central Index Key	0000799113
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Sep. 28, 2026